Employees Salary and Related Costs	12 Months Ended
Dec. 31, 2025
Employees Salary and Related Costs [Abstract]
EMPLOYEES SALARY AND RELATED COSTS
19	EMPLOYEES SALARY AND RELATED COSTS

	As of December 31, 2023	As of December 31, 2024	As of December 31, 2025	As of December 31, 2025
	RM	RM	RM	Convenience Translation USD
Director fees	—	212,633	796,125	196,042
Director salaries	427,875	556,692	822,000	202,413
Admin salaries	1,837,873	2,261,769	3,591,040	884,275
Technical staff salaries	2,462,096	3,036,224	3,525,208	868,064
Total	4,727,844	6,067,318	8,734,373	2,150,794

Director related expenses	181,116	281,941	698,011	171,882
Admin related expenses	786,795	1,250,196	1,230,666	303,045
Technical staff related expenses	1,182,943	1,449,449	1,403,500	345,605
Total	2,150,854	2,981,586	3,332,177	820,532